SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies That Relate To The Consolidated Financial Statements As A Whole
Disclosure of significant accounting judgments, estimates and assumptions
The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgment / source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 8
Provisions and contingent liabilities	Note 7
Impairment of non-current assets	Note 10
Control over subsidiaries	Note 13
Depreciation and amortization of non-current assets	Note 11 and Note 12
Fair value of financial instruments	Note 15
Measurement of lease liabilities	Note 15